LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–79.96%
Aerospace & Defense–1.87%
BAE Systems	2,433,289	$ 15,633,932
Lockheed Martin	32,858	11,137,219
Northrop Grumman	980	296,499
Raytheon	4,020	527,223
		27,594,873
Air Freight & Logistics–0.61%
FedEx	74,605	9,046,602
		9,046,602
Automobiles–0.99%
General Motors	633,552	13,165,210
Harley-Davidson	77,190	1,461,207
		14,626,417
Banks–8.38%
Bank of America	1,360,306	28,879,297
Bank of Hawaii	20,690	1,142,916
Citigroup	645,902	27,205,392
FNB	163,673	1,206,270
Huntington Bancshares	357,233	2,932,883
JPMorgan Chase & Co.	264,441	23,807,623
KeyCorp	292,991	3,038,317
PacWest Bancorp	58,848	1,054,556
People's United Financial	187,980	2,077,179
Truist Financial	80,917	2,495,480
Trustmark	32,346	753,662
United Bankshares	51,276	1,183,450
Valley National Bancorp	163,585	1,195,806
Wells Fargo & Co.	924,913	26,545,003
		123,517,834
Beverages–1.72%
Coca-Cola	99,850	4,418,363
Constellation Brands Class A	120,565	17,284,198
PepsiCo	30,626	3,678,183
		25,380,744
Capital Markets–2.98%
Charles Schwab	353,255	11,876,433
CME Group	15,390	2,661,085
Federated Investors Class B	46,466	885,177
Invesco	202,023	1,834,369
Janus Henderson Group	82,885	1,269,798
Lazard Class A	64,930	1,529,751
Morgan Stanley	433,884	14,752,056
Raymond James Financial	145,273	9,181,254
		43,989,923
Chemicals–1.40%
CF Industries Holdings	88,664	2,411,661
Corteva	225,981	5,310,553
DuPont de Nemours	203,556	6,941,260
Huntsman	106,900	1,542,567
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
LyondellBasell Industries Class A	67,404	$ 3,345,260
Olin	86,482	1,009,245
		20,560,546
Communications Equipment–1.72%
Cisco Systems	422,996	16,627,973
Motorola Solutions	65,528	8,709,982
		25,337,955
Construction Materials–0.19%
CRH	101,729	2,760,379
		2,760,379
Containers & Packaging–0.90%
International Paper	122,139	3,802,187
Packaging Corp. of America	42,928	3,727,438
Sonoco Products	48,332	2,240,188
WestRock	121,963	3,446,675
		13,216,488
Distributors–0.15%
Genuine Parts	33,464	2,253,131
		2,253,131
Diversified Consumer Services–0.10%
H&R Block	102,851	1,448,142
		1,448,142
Diversified Financial Services–1.23%
†Berkshire Hathaway Class B	64,269	11,750,301
Equitable Holdings	444,093	6,417,144
		18,167,445
Diversified Telecommunication Services–4.28%
AT&T	282,858	8,245,311
BCE (New York Shares)	26,684	1,090,308
CenturyLink	529,030	5,004,624
Verizon Communications	906,047	48,681,905
		63,022,148
Electric Utilities–5.34%
Alliant Energy	86,495	4,176,844
American Electric Power	52,276	4,181,034
Edison International	142,387	7,801,384
Entergy	54,467	5,118,264
Eversource Energy	57,075	4,463,836
Exelon	79,278	2,918,223
FirstEnergy	633,378	25,379,456
IDACORP	24,512	2,151,908
NextEra Energy	29,046	6,989,049
OGE Energy	98,706	3,033,235
Pinnacle West Capital	43,635	3,307,097
PPL	203,878	5,031,709
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Xcel Energy	68,916	$ 4,155,635
		78,707,674
Electrical Equipment–0.47%
Eaton	56,567	4,394,690
Emerson Electric	54,670	2,605,026
		6,999,716
Energy Equipment & Services–0.06%
Helmerich & Payne	53,232	833,081
		833,081
Entertainment–0.03%
Cinemark Holdings	50,014	509,643
		509,643
Food Products–1.71%
Conagra Brands	159,259	4,672,659
General Mills	114,275	6,030,292
Kellogg	47,636	2,857,683
Nestle	114,034	11,673,408
		25,234,042
Gas Utilities–0.10%
New Jersey Resources	42,872	1,456,362
		1,456,362
Health Care Equipment & Supplies–3.99%
†Alcon	198,314	10,159,771
Koninklijke Philips	578,861	23,766,503
Medtronic	275,464	24,841,343
		58,767,617
Health Care Providers & Services–3.77%
Anthem	89,593	20,341,195
CVS Health	273,353	16,218,033
McKesson	41,638	5,631,956
Quest Diagnostics	19,227	1,543,928
UnitedHealth Group	47,360	11,810,637
		55,545,749
Hotels, Restaurants & Leisure–0.20%
McDonald's	17,825	2,947,364
		2,947,364
Household Durables–1.64%
Garmin	38,894	2,915,495
Leggett & Platt	64,109	1,710,428
Newell Brands	811,282	10,773,825
Sony	147,300	8,725,100
		24,124,848
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.34%
Kimberly-Clark	39,057	$ 4,994,219
		4,994,219
Industrial Conglomerates–1.53%
General Electric	1,248,803	9,915,496
Siemens	150,591	12,609,738
		22,525,234
Insurance–4.89%
Allstate	24,900	2,284,077
American International Group	649,594	15,752,655
Arthur J. Gallagher & Co.	128,436	10,468,818
Cincinnati Financial	39,152	2,954,019
MetLife	427,640	13,072,955
Old Republic International	140,733	2,146,178
Principal Financial Group	103,618	3,247,388
Prudential Financial	56,245	2,932,614
Travelers	52,171	5,183,189
Willis Towers Watson	82,280	13,975,258
		72,017,151
IT Services–2.06%
Cognizant Technology Solutions Class A	371,570	17,266,858
International Business Machines	42,690	4,735,602
Visa Class A	27,933	4,500,565
Western Union	212,657	3,855,471
		30,358,496
Machinery–0.46%
Caterpillar	23,894	2,772,660
Pentair	134,369	3,998,821
		6,771,481
Media–2.10%
Comcast Class A	543,304	18,678,791
Fox Class A	359,010	8,483,406
†Fox Class B	22,220	508,394
Interpublic Group	188,934	3,058,841
Meredith	19,071	233,048
		30,962,480
Multiline Retail–1.23%
Dollar General	71,864	10,852,183
Kohl's	66,405	968,849
Macy's	154,775	759,945
Target	58,944	5,480,024
		18,061,001
Multi-Utilities–3.05%
Avista	32,324	1,373,447
Black Hills	25,908	1,658,889

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
CenterPoint Energy	163,057	$ 2,519,231
CMS Energy	66,926	3,931,903
Dominion Energy	84,013	6,064,899
DTE Energy	32,162	3,054,425
NiSource	225,621	5,633,756
NorthWestern	24,312	1,454,587
Public Service Enterprise Group	241,752	10,857,082
Sempra Energy	34,163	3,860,077
WEC Energy Group	52,002	4,582,936
		44,991,232
Oil, Gas & Consumable Fuels–5.72%
BP	3,886,124	15,936,778
Chevron	41,442	3,002,887
ConocoPhillips	208,649	6,426,389
Enterprise Products Partners	603,709	8,633,039
Equinor	434,699	5,419,013
Exxon Mobil	67,335	2,556,710
HollyFrontier	65,648	1,609,032
Marathon Oil	833,896	2,743,518
Marathon Petroleum	328,632	7,762,288
Occidental Petroleum	91,683	1,061,689
ONEOK	105,231	2,295,088
Pioneer Natural Resources	86,440	6,063,766
TOTAL ADR	130,673	4,866,263
Valero Energy	69,792	3,165,765
Williams	899,711	12,730,911
		84,273,136
Paper & Forest Products–0.05%
Domtar	30,852	667,637
		667,637
Personal Products–1.36%
Nu Skin Enterprises Class A	28,109	614,182
Unilever (New York Shares)	396,733	19,356,603
		19,970,785
Pharmaceuticals–4.72%
AstraZeneca	174,884	15,581,971
Bayer	268,364	15,376,839
Johnson & Johnson	12,811	1,679,906
Merck & Co.	43,109	3,316,807
Pfizer	333,933	10,899,573
Sanofi	262,610	22,735,406
		69,590,502
Road & Rail–0.48%
Union Pacific	49,935	7,042,832
		7,042,832
Semiconductors & Semiconductor Equipment–1.01%
Intel	57,782	3,127,162
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors	52,515	$ 4,355,069
QUALCOMM	109,021	7,375,270
		14,857,501
Software–1.59%
Constellation Software	3,433	3,120,071
Microsoft	128,932	20,333,866
		23,453,937
Specialty Retail–0.89%
Gap	99,611	701,261
L Brands	109,576	1,266,699
Lowe's	129,278	11,124,372
		13,092,332
Technology Hardware, Storage & Peripherals–1.62%
Samsung Electronics GDR	13,415	13,269,276
Seagate Technology	127,798	6,236,542
Western Digital	106,277	4,423,249
		23,929,067
Thrifts & Mortgage Finance–0.15%
New York Community Bancorp	241,642	2,269,018
		2,269,018
Tobacco–2.23%
Altria Group	668,886	25,865,821
British American Tobacco	40,430	1,377,259
Philip Morris International	77,521	5,655,932
		32,899,012
Trading Companies & Distributors–0.65%
Ferguson	114,522	7,081,176
Watsco	15,681	2,478,069
		9,559,245
Total Common Stock (Cost $1,312,028,849)		1,178,335,021
PREFERRED STOCK–0.47%
Henkel & Co. 1.99%	87,012	6,959,358
Total Preferred Stock (Cost $8,228,917)		6,959,358

MONEY MARKET FUND–14.05%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	207,018,634	207,018,634
Total Money Market Fund (Cost $207,018,634)		207,018,634

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–94.48% (Cost $1,527,276,400)	$1,392,313,013
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–5.52%	81,414,068
NET ASSETS APPLICABLE TO 85,827,338 SHARES OUTSTANDING–100.00%	$1,473,727,081

† Non-income producing.

The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(429)	90 Day IMM NEW BPound	$(33,397,650)	$(34,610,084)	6/15/20	$1,212,434	$—
(388)	Euro	(53,590,075)	(55,149,349)	6/15/20	1,559,274	—
(331)	Japanese Yen	(38,559,431)	(39,673,335)	6/15/20	1,113,904	—
					3,885,612	—
Equity Contracts:
26	Dow Jones U.S. Real Estate Index	713,960	723,506	6/19/20	—	(9,546)
(3,473)	E-mini S&P 500 Index	(446,228,405)	(440,844,252)	6/19/20	—	(5,384,153)
17	E-mini S&P 500 Index	2,184,245	2,114,991	6/19/20	69,254	—
(780)	E-mini S&P MidCap 400 Index	(112,148,400)	(100,384,774)	6/19/20	—	(11,763,626)
11	E-mini S&P MidCap 400 Index	1,581,580	1,510,297	6/19/20	71,283	—
(2,052)	Euro STOXX 50 Index	(62,168,719)	(52,485,002)	6/19/20	—	(9,683,717)
(528)	FTSE 100 Index	(36,959,239)	(32,835,722)	6/19/20	—	(4,123,517)
(247)	Nikkei 225 Index (OSE)	(43,461,893)	(43,015,611)	6/11/20	—	(446,282)
					140,537	(31,410,841)
Total Futures Contracts					$4,026,149	$(31,410,841)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IMM–International Monetary Market
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$11,960,941	$15,633,932	$—	$27,594,873
Air Freight & Logistics	9,046,602	—	—	9,046,602
Automobiles	14,626,417	—	—	14,626,417
Banks	123,517,834	—	—	123,517,834
Beverages	25,380,744	—	—	25,380,744
Capital Markets	43,989,923	—	—	43,989,923
Chemicals	20,560,546	—	—	20,560,546
Communications Equipment	25,337,955	—	—	25,337,955
Construction Materials	—	2,760,379	—	2,760,379
Containers & Packaging	13,216,488	—	—	13,216,488
Distributors	2,253,131	—	—	2,253,131
Diversified Consumer Services	1,448,142	—	—	1,448,142
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Diversified Financial Services	$18,167,445	$—	$—	$18,167,445
Diversified Telecommunication Services	63,022,148	—	—	63,022,148
Electric Utilities	78,707,674	—	—	78,707,674
Electrical Equipment	6,999,716	—	—	6,999,716
Energy Equipment & Services	833,081	—	—	833,081
Entertainment	509,643	—	—	509,643
Food Products	13,560,634	11,673,408	—	25,234,042
Gas Utilities	1,456,362	—	—	1,456,362
Health Care Equipment & Supplies	24,841,343	33,926,274	—	58,767,617
Health Care Providers & Services	55,545,749	—	—	55,545,749
Hotels, Restaurants & Leisure	2,947,364	—	—	2,947,364
Household Durables	15,399,748	8,725,100	—	24,124,848
Household Products	4,994,219	—	—	4,994,219
Industrial Conglomerates	9,915,496	12,609,738	—	22,525,234
Insurance	72,017,151	—	—	72,017,151
IT Services	30,358,496	—	—	30,358,496
Machinery	6,771,481	—	—	6,771,481
Media	30,962,480	—	—	30,962,480
Multiline Retail	18,061,001	—	—	18,061,001
Multi-Utilities	44,991,232	—	—	44,991,232
Oil, Gas & Consumable Fuels	62,917,345	21,355,791	—	84,273,136
Paper & Forest Products	667,637	—	—	667,637
Personal Products	19,970,785	—	—	19,970,785
Pharmaceuticals	15,896,286	53,694,216	—	69,590,502
Road & Rail	7,042,832	—	—	7,042,832
Semiconductors & Semiconductor Equipment	14,857,501	—	—	14,857,501
Software	23,453,937	—	—	23,453,937
Specialty Retail	13,092,332	—	—	13,092,332
Technology Hardware, Storage & Peripherals	10,659,791	13,269,276	—	23,929,067
Thrifts & Mortgage Finance	2,269,018	—	—	2,269,018
Tobacco	31,521,753	1,377,259	—	32,899,012
Trading Companies & Distributors	2,478,069	7,081,176	—	9,559,245
Preferred Stock	—	6,959,358	—	6,959,358
Money Market Fund	207,018,634	—	—	207,018,634
Total Investments	$1,203,247,106	$189,065,907	$—	$1,392,313,013
Derivatives:

Assets:
Futures Contracts	$4,026,149	$—	$—	$4,026,149
Liabilities:
Futures Contracts	$(31,410,841)	$—	$—	$(31,410,841)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund's common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
4. Subsequent Events
At a meeting of the Board of Trustees of the Trust on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) to subadvise the Fund’s managed volatility strategy, effective on or about May 1, 2020. The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. as subadviser to the Fund’s managed volatility strategy.
LVIP BlackRock Dividend Value Managed Volatility Fund–7